Balance Sheet Details (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of prepaid expenses other current assets

Prepaid expenses and other current assets consist of the following (in thousands):

	June 30, 2026	December 31, 2025
Prepaid research and development	$501	$663
Prepaid insurance	111	28
Other prepaid expenses and current assets	102	204
Total	$714	$895

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2025	2024
Prepaid research and development	$663	$1,739
Other prepaid expenses and current assets	232	447
Total	$895	$2,186

Schedule of property and equipment

Property and equipment consist of the following (in thousands):

	Useful life (years)	June 30, 2026	December 31, 2025
Furniture, fixtures and office equipment	3 - 7	$1,101	$1,101
Laboratory equipment	5	1,829	1,829
Leasehold improvements	2 - 3	2,498	2,498
		5,428	5,428
Less accumulated depreciation and amortization		(5,428)	(5,308)
Total		$—	$120

Property and equipment consist of the following (in thousands):

		December 31,
	Useful life (years)	2025	2024
Furniture, fixtures and office equipment	3 - 7	$1,101	$1,721
Laboratory equipment	5	1,829	2,280
Leasehold improvements	2 - 3	2,498	3,680
		5,428	7,681
Less accumulated depreciation and amortization		(5,308)	(7,003)
Total		$120	$678

Schedule of accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	June 30, 2026	December 31, 2025
Accounts payable	$12,705	$8,194
Accrued research and development (includes related party amounts of $300 and $0, respectively)	6,362	7,280
Other accrued expenses	384	879
Total	$19,451	$16,353

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31,
	2025	2024
Accounts payable	$8,194	$1,902
Accrued compensation	37	2,726
Accrued research and development	7,280	8,033
Other accrued expenses	842	1,043
Total	$16,353	$13,704